Equity - Summary of Information Relating to Share Options Outstanding (Detail) pure in Thousands	Dec. 31, 2018 CAD ($) mo	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	19,775	22,068	22,854
Weighted average remaining life of outstanding options | mo	70
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 4.15
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 58.80
$ 4.15-$12.35 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	6,411
Weighted average remaining life of outstanding options | mo	78
$ 4.15-$12.35 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 4.15
$ 4.15-$12.35 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 12.35
$12.36-$20.14 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	3,634
Weighted average remaining life of outstanding options | mo	71
$12.36-$20.14 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 12.36
$12.36-$20.14 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 20.14
$20.15-$26.79 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	2,218
Weighted average remaining life of outstanding options | mo	59
$20.15-$26.79 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 20.15
$20.15-$26.79 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 26.79
$26.80-$36.85 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	4,386
Weighted average remaining life of outstanding options | mo	63
$26.80-$36.85 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 26.80
$26.80-$36.85 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 36.85
$36.86-$58.80 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	3,126
Weighted average remaining life of outstanding options | mo	68
$36.86-$58.80 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 36.86
$36.86-$58.80 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 58.80